Schedule I - Financial Information of Parent Company (Details 3) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Statement
Beginning Balance	$ 231,745
Issuance of ordinary shares in connection with business acquisitions		5,341
Repurchase of ordinary shares		(14,415)
Shares received for transfer of noncontrolling interest of a subsidiary	(357)
Adjustment in additional paid-in capital due to transfer of noncontrolling interest of a subsidiary	878
Options exercised		1,335
Options exercised (in shares)	8,600,000
Share based compensation	4,441	19,366	2,924
Capital investment	4,472
Foreign currency translation adjustment	2,153	8,209	6,129
Net loss	(40,546)	(40,824)	18,597
Ending Balance	198,268	231,745
IPO
Statement
Issuance of ordinary shares			89,635
Follow-on public offering
Statement
Issuance of ordinary shares			19,949
Ordinary Shares
Statement
Beginning Balance (in shares)	177,621,372	179,610,128	82,640,994
Issuance of ordinary shares in connection with business acquisitions (in shares)		1,152,352	7,932,000
Conversion of preferred shares upon the initial public offering ("IPO") (in shares)			48,074,346
Repurchase of ordinary shares (in shares)		(8,473,600)
Shares received for transfer of noncontrolling interest of a subsidiary (in shares)	(1,152,352)
Options exercised (in shares)	8,600,000	5,332,492
Ending Balance (in shares)	185,069,020	177,621,372	179,610,128
Ordinary Shares | IPO
Statement
Issuance of ordinary shares (in shares)			36,666,668
Ordinary Shares | Follow-on public offering
Statement
Issuance of ordinary shares (in shares)			4,296,120
Shares to be issued
Statement
Issuance of ordinary shares in connection with business acquisitions			(11,035)
Additional paid-in capital
Statement
Issuance of ordinary shares in connection with business acquisitions		5,341	11,035
Conversion of preferred shares upon the initial public offering ("IPO")			33,725
Repurchase of ordinary shares		(14,415)
Shares received for transfer of noncontrolling interest of a subsidiary	(357)
Adjustment in additional paid-in capital due to transfer of noncontrolling interest of a subsidiary	878
Options exercised		1,335
Share based compensation	4,441	19,366	2,924
Capital investment	(17)
Additional paid-in capital | IPO
Statement
Issuance of ordinary shares			89,635
Additional paid-in capital | Follow-on public offering
Statement
Issuance of ordinary shares			19,949
Accumulated other comprehensive income
Statement
Foreign currency translation adjustment	2,124	8,228	6,109
Parent Company
Statement
Beginning Balance	231,745	252,714	115,500
Issuance of ordinary shares in connection with business acquisitions		5,341
Repurchase of ordinary shares		(14,415)
Shares received for transfer of noncontrolling interest of a subsidiary	(357)
Adjustment in additional paid-in capital due to transfer of noncontrolling interest of a subsidiary	878
Options exercised		1,335
Share based compensation	4,441	19,366	2,924
Capital investment	(17)
Foreign currency translation adjustment	2,124	8,228	6,109
Net loss	(40,546)	(40,824)	18,597
Ending Balance	198,268	231,745	252,714
Parent Company | IPO
Statement
Issuance of ordinary shares			89,635
Parent Company | Follow-on public offering
Statement
Issuance of ordinary shares			19,949
Parent Company | Series A preferred shares
Statement
Beginning Balance			28,725
Beginning Balance (in shares)			44,055,018
Conversion of preferred shares upon the initial public offering ("IPO")			(28,725)
Conversion of preferred shares upon the initial public offering ("IPO") (in shares)			(44,055,018)
Parent Company | Series B preferred shares
Statement
Beginning Balance			5,000
Beginning Balance (in shares)			4,019,328
Conversion of preferred shares upon the initial public offering ("IPO")			(5,000)
Conversion of preferred shares upon the initial public offering ("IPO") (in shares)			(4,019,328)
Parent Company | Ordinary Shares
Statement
Beginning Balance (in shares)	177,621,372	179,610,128	82,640,994
Issuance of ordinary shares in connection with business acquisitions (in shares)		1,152,352	7,932,000
Conversion of preferred shares upon the initial public offering ("IPO") (in shares)			48,074,346
Repurchase of ordinary shares (in shares)		(8,473,600)
Shares received for transfer of noncontrolling interest of a subsidiary (in shares)	(1,152,352)
Options exercised (in shares)	8,600,000	5,332,492
Ending Balance (in shares)	185,069,020	177,621,372	179,610,128
Parent Company | Ordinary Shares | IPO
Statement
Issuance of ordinary shares (in shares)			36,666,668
Parent Company | Ordinary Shares | Follow-on public offering
Statement
Issuance of ordinary shares (in shares)			4,296,120
Parent Company | Shares to be issued
Statement
Beginning Balance			11,035
Issuance of ordinary shares in connection with business acquisitions			(11,035)
Parent Company | Additional paid-in capital
Statement
Beginning Balance	189,094	177,467	20,199
Issuance of ordinary shares in connection with business acquisitions		5,341	11,035
Conversion of preferred shares upon the initial public offering ("IPO")			33,725
Repurchase of ordinary shares		(14,415)
Shares received for transfer of noncontrolling interest of a subsidiary	(357)
Adjustment in additional paid-in capital due to transfer of noncontrolling interest of a subsidiary	878
Options exercised		1,335
Share based compensation	4,441	19,366	2,924
Capital investment	(17)
Ending Balance	194,039	189,094	177,467
Parent Company | Additional paid-in capital | IPO
Statement
Issuance of ordinary shares			89,635
Parent Company | Additional paid-in capital | Follow-on public offering
Statement
Issuance of ordinary shares			19,949
Parent Company | Retained earnings (accumulated deficit)
Statement
Beginning Balance	20,967	61,791	43,194
Net loss	(40,546)	(40,824)	18,597
Ending Balance	(19,579)	20,967	61,791
Parent Company | Accumulated other comprehensive income
Statement
Beginning Balance	21,684	13,456	7,347
Foreign currency translation adjustment	2,124	8,228	6,109
Ending Balance	$ 23,808	$ 21,684	$ 13,456